Trade and other receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables
Trade and other receivables
25	Trade and other receivables

	2022	2021
for the year ended 30 June	Rm	Rm
Trade receivables[1]	32 778	23 692
Other receivables	4 546	3 708
Related party receivables — equity accounted investments[2]	2 074	255
Impairment of trade and other receivables*	(462)	(515)
Trade and other receivables	38 936	27 140
Slate recovery receivable[3]	2 571	78
Duties recoverable from customers	485	263
Prepaid expenses and other	2 115	1 860
Value added tax[4]	2 564	1 592
	46 671	30 933
1	Increase mainly as a result of higher sales prices and weaker Rand/$ closing rate.
2	Included in related party receivables is a dividend receivable from ORYX GTL Limited of R1,6 billion.
3

Sasol Oil Slate balance reflecting an under recovery mainly as a result of increased international crude oil prices coupled with a weak Rand/$ exchange rate. The slate balance will be recovered through the Department of Mineral Resources and Energy's slate levy mechanism and under recoveries due to BFP price changes.

4	Increase due to refund received after 30 June 2022.

*Impairment of trade receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 39 for detail on the impairments recognised.

No individual customer represents more than 10% of the group’s trade receivables.

Collateral

The group holds no collateral over the trade receivables which can be sold or pledged to a third party.

Accounting policies:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit and loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.